Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Fair value measurements
Property and equipment, net	¥ 1,433	¥ 14,947	$ 202
Property and equipment, net, Fair value adjustment		22,400
Fair value adjustment		(29,126)
Fair value measurement on a non-recurring basis
Fair value measurements
Property and equipment, net		10,991
Fair value adjustment	¥ (8,505)	(6,726)
Total assets and liabilities measured at fair value		10,991
Level 2 | Fair value measurement on a non-recurring basis
Fair value measurements
Property and equipment, net		10,991
Total assets and liabilities measured at fair value		¥ 10,991